Shareholders' Equity (Details) - Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Number of shares upon exercise
Outstanding at beginning of year | shares	2,360,647
Granted | shares	449,276
Exercised | shares	(918,380)
Forfeited | shares	(307,979)
Outstanding at end of year | shares	1,583,564
Exercisable at end of year | shares	619,711
Weighted average exercise price
Outstanding at beginning of year | $ / shares	$ 10.76
Granted | $ / shares	18.69
Exercised | $ / shares	6.82
Forfeited | $ / shares	13.54
Outstanding at end of year | $ / shares	14.71
Exercisable at end of year | $ / shares	$ 12.37
Weighted- average remaining contractual term (in years)
Outstanding at beginning of year	8 years 18 days
Granted	9 years 6 months 10 days
Exercised	6 years 5 months 12 days
Forfeited	7 years 11 months 12 days
Outstanding at end of year	8 years 2 months 8 days
Exercisable at end of year	7 years 5 months 1 day
Aggregate intrinsic value
Outstanding at beginning of year | $	$ 13,588
Outstanding at end of year | $	6,536
Exercisable at end of year | $	$ 4,011